Impairments - Impairments of Oil and Natural Gas Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	$ 78	$ 809	$ 102
Impairments due to lower forecasted commodity prices [Member]
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	23	27	73
Impairments due to reduction in future development [Member]
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	0	560	0
Impairments due to anticipated sale [Member]
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	$ 55	$ 222	$ 29